Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Allowance for Doubtful accounts Receivables	$ 54,045	$ 10,000	$ 70,000
Accumulated Amortization and Depreciation	547,222	446,743	146,888
Customer contracts and relationship - net of amortization	2,430,184	1,949,377	1,477,399
Liabilities
Promissory notes payable unamortized discount	$ 57,115	$ 0	$ 83,784
Stockholders Equity
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000	250,000,000
Common stock shares issued	101,018,608	62,838,832	49,477,351
Common stock shares outstanding	101,018,608	62,838,832	49,477,351
Treasury stock	2,000	20,000	2,000,000